Financial Instruments - Fair value measurements using significant unobservable inputs (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accounts payable to selling shareholders
Beginning balance	R$ (1,668,786)	R$ (1,786,515)
Payment	381,639	299,077
Interest expense	(568)	(87,820)
Ending balance	(1,391,203)	(1,668,786)	R$ (1,786,515)
Recurring | Level 3
Financial instruments assets
Beginning balance		0	35,946
Gains (losses) recognized in statement of income (loss)			(35,946)
Ending balance			0
Financial instruments liabilities
Beginning balance	(223,561)	0	(33,940)
Gains (loss) recognized in statement of income or loss			33,940
Derivative liabilities		(185,409)
Changes in fair value of derivatives	117,907	(38,152)
Ending balance	(105,654)	(223,561)	0
Accounts payable to selling shareholders
Beginning balance	(867,264)	(861,385)	(328,668)
Acquisitions		(33,411)	(478,209)
Payment	227,231	119,950	9,520
Changes in accounts payable to selling shareholders	568	(87,706)	(20,314)
Interest expense	(48,384)	(71,664)	(43,714)
Finalization of price allocation		66,952
Ending balance	R$ (687,849)	R$ (867,264)	R$ (861,385)